Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial information of associates and joint ventures [line items]
Beginning of investments	£ 96	£ 55
Exchange adjustments	3	(3)
Additions	0	43
Disposals	0	(2)
Distributions received	(67)	(15)
Net fair value movements through other comprehensive income	56	21
Profit/(loss) after tax recognised in the consolidated income statement	1	(3)	£ (5)
Ending of investments	89	96	55
Associates
Disclosure of financial information of associates and joint ventures [line items]
Beginning of investments	96	55
Exchange adjustments	3	(3)
Additions	0	43
Disposals	0	(2)
Distributions received	(67)	(15)
Net fair value movements through other comprehensive income	56	21
Profit/(loss) after tax recognised in the consolidated income statement	1	(3)
Ending of investments	89	96	55
Joint ventures
Disclosure of financial information of associates and joint ventures [line items]
Beginning of investments	0	0
Exchange adjustments	0	0
Additions	0	0
Disposals	0	0
Distributions received	0	0
Net fair value movements through other comprehensive income	0	0
Profit/(loss) after tax recognised in the consolidated income statement	0	0	(3)
Ending of investments	£ 0	£ 0	£ 0